Financial instruments - Fair Value of assets and liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 332.9	£ 369.8
Recurring fair value measurement | Level 1 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	0.4
Recurring fair value measurement | Level 1 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	7.2
Recurring fair value measurement | Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 1 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 1 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 1 | Liabilities in respect of put options | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	0.0
Recurring fair value measurement | Level 1 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Assets	0.0
Recurring fair value measurement | Level 2 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0
Recurring fair value measurement | Level 2 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Liabilities	(51.0)
Recurring fair value measurement | Level 2 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1.8)
Recurring fair value measurement | Level 2 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 2 | Liabilities in respect of put options | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	14.8
Recurring fair value measurement | Level 2 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Assets	2.9
Recurring fair value measurement | Level 3 | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Other investments	257.5
Recurring fair value measurement | Level 3 | Held at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Other investments	67.8
Recurring fair value measurement | Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 3 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0.0
Recurring fair value measurement | Level 3 | Payments due to vendors (earnout agreements) | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	(187.9)
Recurring fair value measurement | Level 3 | Liabilities in respect of put options | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	(320.8)
Recurring fair value measurement | Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	0.0
Recurring fair value measurement | Level 3 | Derivatives | Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Assets	£ 0.0